Earnings per share - Summary of earnings per share (Detail) - AUD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Earnings per share [abstract]
Loss after income tax attributable to the owners of Kazia Therapeutics Limited	$ (6,039)	$ (10,670)	$ (12,155)
Non-controlling interest			92
Loss after income tax attributable to the owners of Kazia Therapeutics Limited	$ (6,039)	$ (10,670)	$ (12,063)
Weighted average number of ordinary shares used in calculating basic earnings per share	48,376,525	467,833,849	427,431,910
Weighted average number of ordinary shares used in calculating diluted earnings per share	48,376,525	467,833,849	427,431,910
Basic earnings per share	$ (12.48)	$ (2.28)	$ (2.82)
Diluted earnings per share	$ (12.48)	$ (2.28)	$ (2.82)